Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) $ in Thousands, ₪ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)
Debt Disclosure [Abstract]
Series A Notes		$ 181,713	₪ 440	$ 218,466	$ 24,407	₪ 92	$ 217,420	₪ 807	₪ 1,100
Less – Current maturities		(67,497)		(63,564)
Carrying amount adjustments on Series A Notes	[1]	10,420		15,843
Premium on Series A Notes, net		229		321
Series A Notes, net of current maturities		$ 124,865		$ 171,066

[1]	As a result of fair value hedge accounting, described below and in Notes 2(Y) and 2(AA), the carrying amount of the Series A Notes is adjusted for changes in the interest rates.